Reconciliation Between the Statutory PRC Enterprise Income Tax Rate and the Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate in PRC	25.00%	25.00%	25.00%
Changes in valuation allowances	1.06%	(0.22%)	(0.20%)
Effect of income tax rate differences of subsidiaries operating with different tax jurisdictions	(10.68%)	(8.34%)	(8.57%)
Effect of tax holidays enjoyed by PRC subsidiaries	(10.77%)	(8.63%)	(7.38%)
Effective tax rate	4.61%	7.81%	8.85%